Receivables, Net (Receivable From Various Parties) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (0.3)	$ (0.3)
Receivables, net	83.8	85.4
Retail outlet gift card sales
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	39.6	37.5
Landlord allowances due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	22.5	26.5
Miscellaneous
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 22.0	$ 21.7